Income taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Components of Domestic and Foreign Income and Provision for Current and Deferred Income Taxes
Domestic and foreign components of income before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Income before income taxes:
Sony Corporation and all subsidiaries in Japan	436,494	310,020	466,253
Foreign subsidiaries	262,555	701,628	333,197

	699,049	1,011,648	799,450

Income taxes—Current:
Sony Corporation and all subsidiaries in Japan	69,697	82,081	105,755
Foreign subsidiaries	57,988	84,667	66,636

	127,685	166,748	172,391

Income taxes—Deferred:
Sony Corporation and all subsidiaries in Japan	29,640	17,907	9,421
Foreign subsidiaries	(5,555)	(139,557)	(4,622)

	24,085	(121,650)	4,799

Total income tax expense	151,770	45,098	177,190

Reconciliation of Statutory Tax Rate and Effective Tax Rate
A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2018	2019	2020
Statutory tax rate	31.5%	31.5%	31.5%
Non-deductible expenses	0.8	0.7	0.3
Income tax credits	(0.6)	(1.6)	(1.7)
Change in statutory tax rate and law	(1.2)	(0.3)	(0.4)
Change in valuation allowances (other than the 2019 reversal of Sony Americas Holding Inc. (“SAHI”) and its U.S. consolidated tax filing group below)	(5.2)	2.3	(8.1)
The 2019 reversal of valuation allowances of SAHI and its U.S. consolidated tax filing group	—	(15.3)	—
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(0.8)	(0.1)	0.2
Lower tax rate applied to life and non-life insurance business in Japan	(0.8)	(0.5)	(0.6)
Foreign income tax differential	(2.6)	(6.4)	(2.4)
Adjustments to tax reserves	(0.8)	(0.3)	0.9
Effect of equity in net income of affiliated companies	0.0	0.0	0.0
The remeasurement gain for the equity interest in EMI	—	(2.4)	—
Japan controlled foreign company taxation	—	0.0	5.3
Other	1.4	(3.1)	(2.8)

Effective income tax rate	21.7%	4.5%	22.2%

Components of Deferred Tax Assets and Liabilities
The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2019	2020
Deferred tax assets:
Operating loss carryforwards for tax purposes	413,494	348,714
Accrued pension and severance costs	103,652	77,559
Amortization including film costs	86,196	65,349
Lease liability	—	100,720
Warranty reserves and accrued expenses	108,515	116,234
Future insurance policy benefits	36,683	42,056
Inventory	19,716	15,512
Depreciation	34,638	39,085
Tax credit carryforwards	117,471	94,900
Loss on equity securities	—	11,815
Reserve for doubtful accounts	9,136	9,090
Impairment of investments	12,278	6,029
Deferred revenue	19,081	24,420
Other	169,897	122,591

Gross deferred tax assets	1,130,757	1,074,074
Less: Valuation allowance	(723,114)	(608,243)

Total deferred tax assets	407,643	465,831

Deferred tax liabilities:
Insurance acquisition costs	(169,244)	(170,868)
Future insurance policy benefits	(181,052)	(193,315)
Unbilled accounts receivable in the Pictures segment	(44,842)	(26,214)
Right-of-use assets	—	(96,970)
Unrealized gains on securities	(75,573)	(92,791)
Gain on equity securities	(33,082)	—
Intangible assets acquired through stock exchange offerings	(23,949)	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(93,979)	(89,909)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(15,758)	(25,359)
Investment in M3	(37,007)	(38,303)
Other	(62,092)	(47,319)

Gross deferred tax liabilities	(736,578)	(804,997)

Net deferred tax liabilities	(328,935)	(339,166)

Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits
A reconciliation of the beginning and ending gross amounts of unrecognized tax benefits is as follows:

	Yen in millions
	March 31
	2018	2019	2020
Balance at beginning of the fiscal year	119,529	95,425	50,577
Reductions for tax positions of prior years	(8,809)	(31,396)	(331)
Additions for tax positions of prior years	4,681	3,094	162
Additions based on tax positions related to the current year	5,740	2,594	8,074
Settlements	(21,893)	(4,235)	(13,240)
Lapse in statute of limitations	(3,469)	(14,824)	(1,251)
Foreign currency translation adjustments	(354)	(81)	(2,723)

Balance at end of the fiscal year	95,425	50,577	41,268

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	39,308	35,004	29,539